Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	$ 34,165	$ 33,554
Less: accumulated depreciation and amortization	(28,691)	(27,399)
Total property and equipment, net	5,474	6,155
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	20,686	20,571
Software and voice recordings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	8,912	8,687
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	3,826	3,567
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	$ 741	$ 729